LOAN (Tables)	12 Months Ended
Dec. 31, 2021
LOAN [Abstract]
Future Principal Payments Related to Long-term Debt
As of December 31, 2021, the total future principal payments related to Credit Facilities are as follows:

Amount
Year Ending December 31,
2022 (current maturities)	$3,000
2023	3,000
2024	3,000
2025	3,000
2026	3,000
2027	3,000
2028	281,250
Total	$299,250